Cover	Dec. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 21, 2023
Entity File Number	000-53754
Entity Registrant Name	VYSTAR CORPORATION
Entity Central Index Key	0001308027
Entity Tax Identification Number	20-2027731
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	101 Aylesbury Rd.
Entity Address, City or Town	Worcester
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01609
City Area Code	(508)
Local Phone Number	791-9114
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false